Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	$ 725,912	¥ 4,925,383	¥ 21,121,206
Restricted cash			16,828
Short-term investment	19,075,267	129,427,595	130,400,312
Accounts receivable, net	6,027,088	40,894,396	41,564,871
Inventories	1,377,142	9,344,044	8,229,291
Prepayments and other current assets	59,361,139	402,771,272	383,805,123
Total current assets	86,566,548	587,362,690	585,137,631
Non-current assets
Property, plant and equipment, net	33,311	226,016	303,325
Operating lease Right-of-use assets	1,101,582	7,474,341	8,581,133
Intangible assets, net	196,871	1,335,790	1,610,713
Goodwill	732,933	4,973,027	4,973,027
Digital assets	161,898,052	1,098,494,475	730,150,140
Other non-current assets	10,804,133	73,307,126	64,814,066
Total non-current assets	174,766,882	1,185,810,775	810,432,404
Total assets	261,333,430	1,773,173,465	1,395,570,035
Current liabilities
Short-term bank borrowings	5,165,849	35,050,800	37,430,000
Current portion of long-term bank borrowings	89,613	608,033	549,012
Accounts payable	4,034,371	27,373,609	25,524,921
Contract liabilities	1,716,371	11,645,751	13,977,338
Shareholder loans, at amortized cost	3,161,323	21,449,891	23,207,757
Amounts due to related parties	797,867	5,413,606	8,160,511
Accrued expenses and other current liabilities	32,028,882	217,319,173	557,130,576
Current portion of lease liabilities	205,247	1,392,622	2,047,880
Total current liabilities	47,199,523	320,253,485	668,027,995
Non-current liabilities
Long-term bank borrowings	513,917	3,486,980	3,876,918
Operating lease liabilities	875,873	5,942,889	6,405,503
Shareholder loans, at amortized cost	2,429,378	16,483,576	16,483,576
Convertible loans, at amortized cost	18,603,831	126,228,857	137,501,657
Deferred tax liabilities	186,419	1,264,873	1,264,873
Other non-current liabilities	1,533,589	10,405,554	10,405,554
Total non-current liabilities	24,143,007	163,812,729	175,938,081
Total liabilities	71,342,530	484,066,214	843,966,076
Shareholders’ equity
Additional paid-in-capital	541,718,196	3,675,612,130	2,498,773,335
Accumulated deficit	(359,710,814)	(2,440,673,846)	(2,171,283,787)
Accumulated other comprehensive loss	(19,844,601)	(134,647,602)	(125,758,629)
Total shareholders’ equity attributable to DDC Enterprise Limited	180,810,022	1,226,814,077	498,056,657
Non-controlling interest	9,180,878	62,293,174	53,547,302
Total shareholders’ equity	189,990,900	1,289,107,251	551,603,959
Total liabilities and shareholders’ equity	261,333,430	1,773,173,465	1,395,570,035
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	18,618,284	126,326,916	65,584,619
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	28,957	196,479	196,479
Convertible Preferred Shares
Shareholders’ equity
Convertible Preferred Shares			¥ 230,544,640